Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VALIC Company I
International Value Fund
(the “Fund”)
Supplement dated February 5, 2024 to the Fund’s Summary Prospectus and Prospectus,
each dated October 1, 2023, as supplemented and amended to date
At a meeting held on January 23‑24, 2024 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub‑Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and Goldman Sachs Asset Management, L.P. (“GSAM”) (the “GSAM Subadvisory Agreement”), and an Investment Sub‑Advisory Agreement between VALIC and Columbia Management Investment Advisers, LLC (“Columbia”) with respect to the Fund (the “Columbia Subadvisory Agreement” and together with the GSAM Subadvisory Agreement, the “Subadvisory Agreements”). GSAM and Columbia will replace Allspring Global Investments, LLC (“Allspring”) as subadvisers to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
The Board has the authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about GSAM, Columbia, and their respective Subadvisory Agreements.
These changes are expected to become effective on or about April 29, 2024 (the “Effective Date”). On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:
The disclosure in the section of the Summary Prospectus entitled “Fund Summary: International Value Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of foreign issuers. The Fund will invest in securities of at least three different countries, including the United States. The Fund normally invests in common stock, preferred stock, rights, warrants and American Depository Receipts (ADRs). The Fund may purchase securities across any market capitalization. The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non‑hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows.
The Fund will deem an issuer to be economically tied to a non‑U.S. country by looking at a number of factors, including the domicile of the issuer’s senior management, the primary stock exchange on which the issuer’s security trades, the country from which the issuer produced the largest portion of its revenue, and its reporting currency.
The Fund is sub‑advised by both Goldman Sachs Asset Management, L.P. (“GSAM”) and Columbia Management Investment Advisers, LLC (“Columbia”). GSAM selects investments using an investment philosophy and a valuation discipline designed to identify what GSAM believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. GSAM employs a fundamental investment process that may integrate environmental, social and governance factors alongside traditional fundamental factors. No one factor or consideration is determinative in the stock selection process. In the portion of the Fund subadvised by GSAM, the Fund expects to invest a majority of its assets in a diversified portfolio of equity investments of dividend-paying non‑U.S. issuers. A substantial portion of the assets in GSAM’s sleeve are invested in the securities of issuers located in the developed countries of Western Europe and in Australia, Japan and New Zealand. The Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.
Columbia employs fundamental analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. In selecting investments, Columbia considers, among other factors: businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price‑to‑cash flow, price‑to‑earnings, price‑to‑sales, and price‑to‑book value, with Columbia believing that companies with lower valuations are generally more likely to provide opportunities for capital appreciation; a company’s current operating margins relative to its historic range and future potential; and/or potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.
Columbia may sell a security when the security’s price reaches a target set by Columbia; if Columbia believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
In the section of the Prospectus entitled “Fund Summary: International Value Fund – Principal Risks of Investing in the Fund,” the risk factor entitled “Emerging Markets Risk” is deleted in its entirety. Additionally, the following new principal risk factors are added: “Dividend-Paying Stocks Risk,” “Focused Fund Risk” and “Sector Risk.”
The disclosure in the subsection entitled “Performance Information” is deleted in its entirety and replaced with the following:
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI EAFE Index (net, USD unhedged) (a broad-based securities market index) and the MSCI EAFE Value NR USD Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Effective April 29, 2024, the Fund changed its benchmark index against which the Fund measures its performance from the MSCI ACWI ex USA Index (net) to the MSCI EAFE Index (net, USD unhedged). Fund management believes that the MSCI EAFE Index (net, USD unhedged) is more representative of the securities in which the Fund invests. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
GSAM and Columbia assumed subadvisory duties on April 29, 2024. From inception through September 9, 2018, Templeton Global Advisors Limited was subadviser to the Fund. From September 10, 2018 through April 29, 2024, Allspring Global Investments, LLC was subadviser to the Fund.
The performance table in the subsection entitled “Performance Information” is revised to include the average annual total returns of the MSCI EAFE Index (net, USD unhedged) and the MSCI EAFE Value NR USD Index.

International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VALIC Company I
International Value Fund
(the “Fund”)
Supplement dated February 5, 2024 to the Fund’s Summary Prospectus and Prospectus,
each dated October 1, 2023, as supplemented and amended to date
At a meeting held on January 23‑24, 2024 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub‑Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and Goldman Sachs Asset Management, L.P. (“GSAM”) (the “GSAM Subadvisory Agreement”), and an Investment Sub‑Advisory Agreement between VALIC and Columbia Management Investment Advisers, LLC (“Columbia”) with respect to the Fund (the “Columbia Subadvisory Agreement” and together with the GSAM Subadvisory Agreement, the “Subadvisory Agreements”). GSAM and Columbia will replace Allspring Global Investments, LLC (“Allspring”) as subadvisers to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
The Board has the authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about GSAM, Columbia, and their respective Subadvisory Agreements.
These changes are expected to become effective on or about April 29, 2024 (the “Effective Date”). On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:
The disclosure in the section of the Summary Prospectus entitled “Fund Summary: International Value Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of foreign issuers. The Fund will invest in securities of at least three different countries, including the United States. The Fund normally invests in common stock, preferred stock, rights, warrants and American Depository Receipts (ADRs). The Fund may purchase securities across any market capitalization. The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non‑hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows.
The Fund will deem an issuer to be economically tied to a non‑U.S. country by looking at a number of factors, including the domicile of the issuer’s senior management, the primary stock exchange on which the issuer’s security trades, the country from which the issuer produced the largest portion of its revenue, and its reporting currency.
The Fund is sub‑advised by both Goldman Sachs Asset Management, L.P. (“GSAM”) and Columbia Management Investment Advisers, LLC (“Columbia”). GSAM selects investments using an investment philosophy and a valuation discipline designed to identify what GSAM believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. GSAM employs a fundamental investment process that may integrate environmental, social and governance factors alongside traditional fundamental factors. No one factor or consideration is determinative in the stock selection process. In the portion of the Fund subadvised by GSAM, the Fund expects to invest a majority of its assets in a diversified portfolio of equity investments of dividend-paying non‑U.S. issuers. A substantial portion of the assets in GSAM’s sleeve are invested in the securities of issuers located in the developed countries of Western Europe and in Australia, Japan and New Zealand. The Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.
Columbia employs fundamental analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. In selecting investments, Columbia considers, among other factors: businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price‑to‑cash flow, price‑to‑earnings, price‑to‑sales, and price‑to‑book value, with Columbia believing that companies with lower valuations are generally more likely to provide opportunities for capital appreciation; a company’s current operating margins relative to its historic range and future potential; and/or potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.
Columbia may sell a security when the security’s price reaches a target set by Columbia; if Columbia believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
In the section of the Prospectus entitled “Fund Summary: International Value Fund – Principal Risks of Investing in the Fund,” the risk factor entitled “Emerging Markets Risk” is deleted in its entirety. Additionally, the following new principal risk factors are added: “Dividend-Paying Stocks Risk,” “Focused Fund Risk” and “Sector Risk.”
The disclosure in the subsection entitled “Performance Information” is deleted in its entirety and replaced with the following:
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI EAFE Index (net, USD unhedged) (a broad-based securities market index) and the MSCI EAFE Value NR USD Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Effective April 29, 2024, the Fund changed its benchmark index against which the Fund measures its performance from the MSCI ACWI ex USA Index (net) to the MSCI EAFE Index (net, USD unhedged). Fund management believes that the MSCI EAFE Index (net, USD unhedged) is more representative of the securities in which the Fund invests. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
GSAM and Columbia assumed subadvisory duties on April 29, 2024. From inception through September 9, 2018, Templeton Global Advisors Limited was subadviser to the Fund. From September 10, 2018 through April 29, 2024, Allspring Global Investments, LLC was subadviser to the Fund.
The performance table in the subsection entitled “Performance Information” is revised to include the average annual total returns of the MSCI EAFE Index (net, USD unhedged) and the MSCI EAFE Value NR USD Index.